Details of the NovAlix transaction (Tables)	12 Months Ended
Dec. 31, 2024
Details of the NovAlix transaction
Schedule of advances

December 31,
2024
(Euro, in thousands)
Loss on sale of fixed assets	€12,506
Result of transfer of retirement benefit liability	(3,022)
Result of transfer of right-of-use asset	174
Advance related to the NovAliX transaction	€9,658